Supplementary Oil And Gas Information (Unaudited) - Results of Operations from Crude Oil and Natural Gas Producing Activities (Details) - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Supplementary Oil & Gas Information [Line Items]
Production		$ (9,155)	$ (8,093)	$ (8,480)
Transportation	[1]	(2,751)	(2,053)	(1,570)
Depletion, depreciation and amortization	[2]	(9,384)	(6,681)	(6,413)
Asset retirement obligation accretion		(380)	(389)	(366)
Income tax		(1,911)	(1,531)	(1,879)
Oil And Gas
Supplementary Oil & Gas Information [Line Items]
Crude oil and natural gas revenue, net of royalties, blending and feedstock costs		30,016	27,437	27,796
Production		(8,808)	(7,719)	(8,089)
Transportation		(2,726)	(2,049)	(1,558)
Depletion, depreciation and amortization		(9,367)	(6,665)	(6,397)
Asset retirement obligation accretion		(380)	(389)	(366)
Petroleum revenue tax recovery		561	232	273
Income tax		(1,940)	(2,504)	(2,684)
Results of operations		7,356	8,343	8,975
North America | Oil And Gas
Supplementary Oil & Gas Information [Line Items]
Crude oil and natural gas revenue, net of royalties, blending and feedstock costs		29,490	26,501	26,773
Production		(8,260)	(7,170)	(7,606)
Transportation		(2,716)	(2,038)	(1,550)
Depletion, depreciation and amortization		(7,362)	(6,089)	(5,690)
Asset retirement obligation accretion		(307)	(315)	(312)
Petroleum revenue tax recovery		0	0	0
Income tax		(2,509)	(2,526)	(2,700)
Results of operations		8,336	8,363	8,915
North Sea | Oil And Gas
Supplementary Oil & Gas Information [Line Items]
Crude oil and natural gas revenue, net of royalties, blending and feedstock costs		339	478	442
Production		(469)	(440)	(342)
Transportation		(10)	(10)	(7)
Depletion, depreciation and amortization		(1,573)	(279)	(494)
Asset retirement obligation accretion		(64)	(65)	(46)
Petroleum revenue tax recovery		561	232	273
Income tax		486	34	70
Results of operations		(730)	(50)	(104)
Offshore Africa | Oil And Gas
Supplementary Oil & Gas Information [Line Items]
Crude oil and natural gas revenue, net of royalties, blending and feedstock costs		187	458	581
Production		(79)	(109)	(141)
Transportation		0	(1)	(1)
Depletion, depreciation and amortization		(432)	(297)	(213)
Asset retirement obligation accretion		(9)	(9)	(8)
Petroleum revenue tax recovery		0	0	0
Income tax		83	(12)	(54)
Results of operations		$ (250)	$ 30	$ 164

[1]	During 2025, the Company revised its presentation of transportation, blending and feedstock costs, showing the expenses on a disaggregated basis. The comparative periods presented have been updated to reflect the revision (note 1).
[2]	Depletion, depreciation and amortization expense for the year ended December 31, 2025 includes a $1,462 million (2024 – $160 million; 2023 – $436 million) non-cash recoverability charge for revisions to abandonment and decommissioning costs in the North Sea, a $269 million non-cash recoverability charge related to the decision to not pursue an extension of the Company's Production Sharing Contract ("PSC") for the Espoir field in Offshore Africa, and a $46 million non-cash derecognition of exploration and evaluation assets related to the decision to not pursue development of Kossipo in Offshore Africa (notes 5 and 6).